FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: 1

                        This Amendment (Check only one):
                              [X] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022

13F File Number:  028-12344

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman
-------------------
(Signature)

New York, New York
-------------------
(City, State)

May 30, 2007
-------------------
(Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of other Managers Reporting for this Manger:

Form 13F File Number            Name
028-05431                       Sunrise Partners Limited Partnership

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $249,726 (thousands)

List of Other Included Managers:

         None


FORM 13F INFORMATION TABLE                             Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 12/31/06      Shared Investment Discretion with Sunrise Partners Limited Partnership (where indicated by a "1")

                            TITLE OF                  VALUE     SHARES/   SH/     PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER        CLASS       CUSIP       (x$1000)   PRN AMT   PRN     CALL DISCRETN  MANAGERS   SOLE    SHARED     NONE
ACCLELRYS INC                COM         00430U103    4,335     721,334  SH       -     SHARED     1*                  721,334
ACCLELRYS INC                COM         00430U103    3,414     568,113  SH       -     SOLE                568,113
ACETO CORP                   COM         004446100    6,620     766,191  SH       -     SHARED     1*                  766,191
ACETO CORP                   COM         004446100    3,795     439,271  SH       -     SOLE                439,271
ALLIED HEALTHCARE PRODS INC  COM         01923A109      137      46,889  SH       -     SHARED     1*                   46,889
ALLIED HEALTHCARE PRODS INC  COM         01923A109       51      17,500  SH       -     SOLE                 17,500
ANSWERTHINK INC              COM         36916104     3,392   1,101,286  SH       -     SHARED     1*                1,101,286
ANSWERTHINK INC              COM         36916104     2,544     826,135  SH       -     SOLE                826,135
ARQULE INC                   COM         04269E107    1,034     174,606  SH       -     SHARED     1*                  174,606
ARQULE INC                   COM         04269E107      380      64,160  SH       -     SOLE                 64,160
CAPITAL ONE FINL             COM         14040H105   11,231     146,300  SH       PUT   SHARED     1*                  146,300
CAPITAL ONE FINL             COM         14040H105      745       9,700  SH       PUT   SOLE                  9,700
CAVALIER HOMES INC           COM         149507105    1,433     344,560  SH       -     SHARED     1*                  344,560
CAVALIER HOMES INC           COM         149507105      760     182,704  SH       -     SOLE                182,704
CIPHERGEN BIOSYSTEMS INC     COM         17151Y104      273     306,222  SH       -     SHARED     1*                  306,222
CIPHERGEN BIOSYSTEMS INC     COM         17151Y104       90     101,214  SH       -     SOLE                101,214
CIRCUIT CITY STORES INC      COM         17252Y104    3,416     180,000  SH       PUT   SHARED     1*                  180,000
CLINICAL DATA INC            COM         18725U109    3,897     242,789  SH       -     SHARED     1*                  242,789
CLINICAL DATA INC            COM         18725U109    1,470      91,579  SH       -     SOLE                 91,579
EXACT SCIENCES CORP          COM         30063P105    5,192   1,834,490  SH       -     SHARED     1*                1,834,490
EXACT SCIENCES CORP          COM         30063P105    1,150     406,206  SH       -     SOLE                406,206
GETTY IMAGES INC             COM         374276103    3,815      89,100  SH       -     SHARED     1*                   89,100
GETTY IMAGES INC             COM         374276103    1,537      35,900  SH       -     SOLE                 35,900
IGATE CORP                   COM         45169U105   11,699   1,700,448  SH       -     SHARED     1*                1,700,448
IGATE CORP                   COM         45169U105    4,332     629,705  SH       -     SOLE                629,705
ISHARES TR RUSSELL 2000      COM         464287955   19,898     255,000  SH       PUT   SHARED     1*                  255,000
ISHARES TR RUSSELL 2000      COM         464287955    7,413      95,000  SH       PUT   SOLE                 95,000
KINDRED HEALTHCARE INC       COM         494580103   15,103     598,133  SH       -     SHARED     1*                  598,133
KINDRED HEALTHCARE INC       COM         494580103    6,103     241,700  SH       -     SOLE                241,700
KINETIC CONCEPTS INC         COM         49460W108   11,375     287,600  SH       -     SHARED     1*                  287,600
KINETIC CONCEPTS INC         COM         49460W108    4,212     106,500  SH       -     SOLE                106,500
MIRANT CORP                  COM         60467R100    3,826     121,181  SH       -     SHARED     1*                  121,181
MIRANT CORP                  COM         60467R100    1,405      44,517  SH       -     SOLE                 44,517
NEUROBIOLOGICAL TECHNOLOGIES COM         64124W106    1,024     497,188  SH       -     SHARED     1*                  497,188
NEUROBIOLOGICAL TECHNOLOGIES COM         64124W106      414     201,198  SH       -     SOLE                201,198
OPTIMAL GROUP INC            CL A NEW    68388R208    3,921     411,850  SH       -     SHARED     1*                  411,850
OPTIMAL GROUP INC            CL A NEW    68388R208    1,534     161,125  SH       -     SOLE                161,125
PERMA-FIX ENVIRONMENTAL SVCS COM         714157104    3,969   1,710,716  SH       -     SHARED     1*                1,710,716
PERMA-FIX ENVIRONMENTAL SVCS COM         714157104    1,605     691,907  SH       -     SOLE                691,907
PRESSTEK INC                 COM         741113104    1,455     228,806  SH       -     SHARED     1*                  228,806
PRESSTEK INC                 COM         741113104      588      92,500  SH       -     SOLE                 92,500
SIGMATEL INC                 COM         82661W107    1,572     359,002  SH       -     SHARED     1*                  359,002
SIGMATEL INC                 COM         82661W107      635     144,900  SH       -     SOLE                144,900
SUN HEALTHCARE GROUP INC     COM         866933401    5,686     450,176  SH       -     SHARED     1*                  450,176
SUN HEALTHCARE GROUP INC     COM         866933401    2,094     165,776  SH       -     SOLE                165,776
UNIVERSAL HEALTH SERVICES B  COM         913903100   17,089     308,299  SH       -     SHARED     1*                  308,299
UNIVERSAL HEALTH SERVICES B  COM         913903100    6,300     113,660  SH       -     SOLE                113,660
WASHINGTON MUTUAL INC        COM         939322103   17,400     382,500  SH       PUT   SHARED     1*                  382,500
WELLS FARGO & COMPANY        COM         949746101   22,332     628,000  SH       PUT   SHARED     1*                  628,000
WELLS FARGO & COMPANY        COM         949746101    8,250     232,000  SH       PUT   SOLE                232,000
WELLS FARGO & COMPANY        COM         949746101    7,361     207,000  SH       PUT   SHARED     1*                  207,000
WELLS FARGO & COMPANY        COM         949746101      420      11,800  SH       PUT   SOLE                 11,800

                              * Represent positions also reported on the Form 13F filed by Sunrise Partners Limited Partnership